Long-Term Debt, Net	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net

11.      Long-Term Debt, net

Long-term debt in the consolidated statement of financial position is analysed as follows:

	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A. & Longevity Maritime Limited	37,000	(448)	36,552

	Total at December 31, 2020	37,000	(448)	36,552
	Less: Current Portion	(5,970)	305	(5,665)
	Long-Term Portion	31,030	(143)	30,887

	Total at December 31, 2019	38,487	(741)	37,746
	Less: Current Portion	(1,487)	292	(1,195)
	Long-Term Portion	37,000	(449)	36,551

  In June 2019, Globus through its wholly owned subsidiaries, Devocean Maritime Ltd.(the “Borrower A”), Domina Maritime Ltd. (the “Borrower B”), Dulac Maritime S.A. (the “Borrower C”), Artful Shipholding S.A. (the “Borrower D”) and Longevity Maritime Limited (the “Borrower E”), vessel owning companies of m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe and m/v Sun Globe, respectively, entered a new term loan facility for up to $37,000 with EnTrust Global’s Blue Ocean Fund for the purpose of refinancing the existing indebtedness secured on the ships and for general corporate purposes. The loan facility is in the names of Devocean Maritime Ltd., Domina Maritime Ltd, Dulac Maritime S.A., Artful Shipholding S.A. and Longevity Maritime Limited as the borrowers and is guaranteed by Globus. The loan facility bears interest at LIBOR plus a margin of 8.50% (or 10.5% default interest) for interest periods of three months. This loan facility is referred to as EnTrust loan facility.

On June 24, 2019, the Company drew down $37,000 under the EnTrust loan facility and fully prepaid the existing loan facilities with Hamburg Commercial Bank AG (formerly known as HSH Nordbank AG) and Macquarie Bank International Limited. The “EnTrust” loan facility consists of five Tranches:

Tranche (A) of $6,375 for the purpose of prepaying to Hamburg Commercial Bank AG the amount outstanding with respect to the m/v River Globe. The balance outstanding of tranche (A) at December 31, 2020, was $6,375 payable in 6 equal quarterly instalments of $266 starting, March 2021, as well as a balloon payment of $4,779 due together with the 6th and final instalment due in June 2022. This repayment schedule is subject to alterations depending on the amount of “Excess cash”, as described in the loan agreement, which is expected to be applied against the balloon amount.

Tranche (B) of $7,375 for the purpose of prepaying to Hamburg Commercial Bank AG the amount outstanding with respect to the m/v Sky Globe. The balance outstanding of tranche (B) at December 31, 2020, was $7,375 payable in 6 equal quarterly instalments of $230 starting, March 2021, as well as a balloon payment of $5,995 due together with the 6th and final instalment due in June 2022. This repayment schedule is subject to alterations depending on the amount of “Excess cash”, as described in the loan agreement, which is expected to be applied against the balloon amount.11 Long-Term Debt, net (continued)

Tranche (C) of $7,750 for the purpose of prepaying to Hamburg Commercial Bank AG the amount outstanding with respect to the m/v Star Globe. The balance outstanding of tranche (C) at December 31, 2020, was $7,750 payable in 6 equal quarterly instalments of $215 starting, March 2021, as well as a balloon payment of $6,460 due together with the 6th and final instalment due in June 2022. This repayment schedule is subject to alterations depending on the amount of “Excess cash”, as described in the loan agreement, which is expected to be applied against the balloon amount.

Tranche (D) of $6,500 for the purpose of prepaying to Macquarie Bank International Limited the amount outstanding with respect to the m/v Moon Globe. The balance outstanding of tranche (D) at December 31, 2020, was $6,500 payable in 6 equal quarterly instalments of $406 starting, March 2021, as well as a balloon payment of $4,064 due together with the 6th and final instalment due in June 2022. This repayment schedule is subject to alterations depending on the amount of “Excess cash”, as described in the loan agreement, which is expected to be applied against the balloon amount.

Tranche (E) of $9,000 for the purpose of prepaying to Macquarie Bank International Limited the amount outstanding with respect to the m/v Sun Globe. The balance outstanding of tranche (E) at December 31, 2020, was $9,000 payable in 6 equal quarterly instalments of $375 starting, March 2021, as well as a balloon payment of $6,750 due together with the 6th and final instalment due in June 2022. This repayment schedule is subject to alterations depending on the amount of “Excess cash”, as described in the loan agreement, which is expected to be applied against the balloon amount.

The total amount of borrowing costs that were capitalized for this loan facility amounted to $880 which is being amortized over the term of this loan facility.

The loan is secured by:

  First preferred mortgage over m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe and m/v Sun Globe.
  Guarantee from Globus and joint liability of the vessel owning companies.
  Shares pledges respecting each borrower.
  Pledges of bank accounts, charter assignments, and a general assignment over each ship’s earnings, insurances and any requisition compensation in relation of that ship.

The EnTrust loan facility contains various covenants requiring the vessels owning companies and/or Globus to, amongst others, ensure that:

  The Borrowers shall maintain a minimum liquidity at all times of not less than $250 for each mortgaged ship.

  The Parent Guarantor shall maintain, on a consolidated basis, at the end of each calendar quarter liquid funds in an amount, in aggregate, of not less than 5 per cent of the consolidated “Financial Indebtedness”, as described in the loan agreement, of the Group as reflected in the most recent financial statements of the Parent Guarantor.

  Each Borrower shall maintain in its earnings account during a “Cash Sweep Period”, which is the period commencing on the relevant Utilisation Date and ending on September 30, 2019 and each three-month period thereafter commencing on January 1, April 1, July 1 and October 1, in each financial year of that Borrower, with the last such three-month period commencing on June 30, 2020 and ending on September 30, 2020, the applicable “Buffer Amount”, which is in relation to a Borrower for a Cash Sweep Period, the product of:

(a) an amount equal to the lower of:

(i) $1,000; and

(ii) the difference between the daily time charter equivalent rate of the Ship owned by that Borrower, as evidenced in the management accounts, and the “Break-Even Expenses”, as described in the loan agreement, of that ship for that Cash Sweep Period; and

(b) the actual number of days lapsed during that Cash Sweep Period for that Borrower.

  Each of Borrower B, Borrower C and Borrower D shall create a reserve fund in the Reserve Account to meet the anticipated dry docking and special survey fees and expenses for the Ship owned by it, by maintaining in the Reserve Account a minimum credit balance (the "Accruing Dry Docking and Special Survey Reserves") which may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that Ship), in an amount equal to, at each Quarter End Date, the product of:

(i) $500; and

(ii) the number of days elapsed from the relevant Utilisation Date until such Quarter End Date, and that Borrower shall ensure that the credit balance of the Reserve Account shall be increased to meet the required amount of the Accruing Dry Docking and Special Survey Reserves by no later than each Quarter End Date.

Each of Borrower A and Borrower E shall deposit on the relevant Utilisation Date in the Reserve Account to meet the anticipated dry docking and special survey fees and expenses for Ship which is owned by it, a minimum credit balance in an amount equal to $450 which may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that Ship).

  No Borrower shall incur or permit to be outstanding any Financial Indebtedness except “Permitted Financial Indebtedness”.

"Permitted Financial Indebtedness" means:

(a) any Financial Indebtedness incurred under the Finance Documents;

(b) any Financial Indebtedness that is subordinated to all Financial Indebtedness incurred under the Finance Documents pursuant to a Subordination Agreement or otherwise and which is, in the case of any such Financial Indebtedness of the Borrower, the subject of Subordinated Debt Security; and

(c) any “Permitted Trade Debt”, which is defined as any trade debt on arm's length commercial terms reasonably incurred in the ordinary course of owning, operating, trading, chartering, maintaining and repairing a Ship which remains unpaid for over 15 days of its due date and which does not exceeds $400 (or the equivalent in any other currency) per Ship at any relevant time

As of December 31, 2020 and 2019, the Company was in compliance with the covenants of the EnTrust Loan Agreement.

  In November 2018, Globus Maritime Limited entered into a credit facility for up to $15,000 with Firment Shipping Inc., an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs (Note 4). The Firment Shipping Credit Facility is unsecured and remains available until its final maturity date on October 31, 2021, as amended. The Company has the right to draw-down any amount of up to $15,000 or prepay any amount in multiples of $100. Any prepaid amount could be re-borrowed in accordance with the terms of the facility. Interest on drawn and outstanding amounts is charged at 3.5% per annum until December 31, 2020, and thereafter at 7% per annum and no commitment fee is charged on the amounts remaining available and undrawn. Interest is payable the last day of a period of three months after the draw-down date, after this period in case of failure to pay any sum due, a default interest of 2% per annum above the regular interest is charged.

Globus also has the right, in its sole option, to convert in whole or in part the outstanding unpaid principal amount and accrued but unpaid interest under the Firment Shipping Credit Facility into common stock. The conversion price shall equal the higher of (i) the average of the daily dollar volume-weighted average sale price for the common stock on the principal market on any trading day during the period beginning at 9.30 a.m. New York City time and ending at 4.00 p.m. (“VWAP”) over the pricing period multiplied by 80%, where the “Pricing Period” equals the ten consecutive trading days immediately preceding the date on which the conversion notice was executed or (ii) Two hundred eighty US Dollars ($280).

As per the conversion clause included in the Firment Shipping Credit Facility, the Company has recognized this agreement as a hybrid financial instrument which includes an embedded derivative. This embedded derivative component was separated from the non-derivative host. The derivative component is shown separately from the non-derivative host in the consolidated statement of financial position at fair value. The changes in the fair value of the derivative financial instrument are recognized in the income statement component of the consolidated statement of comprehensive loss. For the year ended December 31, 2020 and 2019, the amount drawn and outstanding with respect to Firment Shipping Credit Facility was nil and $800, respectively. The non-derivative host at December 31, 2019, amounted to $307 and was classified under “current portion of long-term borrowings” in the consolidated statements of financial position. The derivative component at December 31, 2019, amounted to $524 and was classified under “fair value of derivative financial instruments, current” in the consolidated statements of financial position.

On April 23, 2019, the Company converted to share capital, as per the conversion clause included in the Firment Shipping Credit Facility the outstanding principal amount of $3,100 plus the accrued interest of $70 at a conversion price of $280 per share and issued 11,322 new common shares, par value $0.004 per share, on behalf of Firment Shipping Inc. This conversion resulted to a gain of approximately $117, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive loss.

For the year ended December 31, 2019 the Company recognized a gain on this derivative financial instrument amounting to $135, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive loss.

On July 27, 2020, the Company repaid the total outstanding principal and interest of the Firment Shipping Credit Facility amounting to $863. The Company recognized a gain on this derivative financial instrument amounting to $220, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive loss.

As of December 31, 2020 and 2019, there was an amount of $14,200 and $11,100, respectively, available to be drawn under the Firment Shipping Credit Facility, as amended and restated on May 8, 2020. The Amended and Restated Agreement converted the existing Revolving Credit Facility to a Term Credit Facility and extended the maturity date to October 31, 2021.

The Firment Shipping Credit Facility requires that Athanasios Feidakis remains Chief Executive Officer and that Firment Shipping maintains at least a 40% shareholding in Globus, other than due to actions taken by Firment Shipping, such as sales of shares. In connection with the public offering on June 22, 2020 and the registered direct offering on June 30, 2020, July 21, 2020 and December 7, 2021 (collectively, the “Filings”), the Company obtained waivers from Firment Shipping Inc. The waivers consented to the Company making the Filings and waived the requirement to maintain at least a 40% shareholding in Globus as a result of the issuance of common shares and warrants.

As of December 31, 2020 and 2019, the Company is in compliance with the loan covenants of the Firment Shipping Credit Facility.

  On March 13, 2019, the Company signed a securities purchase agreement with a private investor and on the same date issued, in a transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), for gross proceeds of $5 million, a senior convertible note (the “Convertible Note”) that is convertible into shares of the Company’s common stock, par value $0.004 per share. The Convertible Note provided for interest to accrue at 10% annually, which interest would originally be paid on the first anniversary of the Convertible Note’s issuance unless the Convertible Note was converted or redeemed pursuant to its terms beforehand. The interest could be paid in common shares of the Company, if certain conditions described within the Convertible Note were met.

With respect to the Convertible Note, the Company also signed a registration rights agreement with the private investor pursuant to which it agreed to register for resale the shares that could be issued pursuant to the Convertible Note. The registration rights agreement contained liquidated damages if the Company was unable to register for resale the shares into which the Convertible Note could be converted and maintain such registration.

On March 13, 2020, Company and the holder of the Convertible Note entered into a waiver regarding the Convertible Note (the “Waiver”). The Waiver waived the Company’s obligation to repay the Convertible Note on the existing maturity date of March 13, 2020 and did not require the Company to repay the Convertible Note until March 13, 2021.

As per the conversion clause included in the Convertible Note, the Company had recognized this agreement as a hybrid financial instrument which included an embedded derivative. This embedded derivative component was separated from the non-derivative host. The derivative component was shown separately from the non-derivative host in the consolidated statement of financial position at fair value. The changes in the fair value of the derivative financial instrument were recognized in the income statement component of the consolidated statement of comprehensive loss. The initial amount drawn with respect to the Convertible Note was $5,000. The non-derivative host and the derivative component that was initially recognized amounted to $1,783 and $3,217, respectively.

The non-derivative host at December 31, 2019, amounted to $1,180 and was classified under “current portion of long-term borrowings” in the consolidated statement of financial position. During the year ended December 31, 2019, an amount corresponding to $ 1,691 plus the accrued interest of $97 under the Convertible Note was converted to share capital and the Company issued 8,676 new common shares to the holder of the Convertible Note. The derivative component at December 31, 2019, amounted to $98 and was classified under “fair value of derivative financial instruments - current” in the consolidated statement of financial position. As of December 31, 2019, the amount outstanding with respect to the Convertible Note was $3,309. For the year ended December 31, 2019, the Company recognized a gain on this derivative financial instrument amounting to $1,815, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive loss.

Further to the conversion clause included into the Convertible Note for the year ended December 31, 2020, a total amount of approximately $1,168, principal and accrued interest, was converted to share capital at the conversion price of $100 per share and a total number of 11,678 new shares, par value $0.004 per share, were issued in name of the holder of the Convertible Note. The Company recognized a loss on this derivative financial instrument amounting to $1,343, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive loss.

On May 8, 2020, the holder of our Convertible Note waived certain rights and temporarily reduced, until August 31, 2020, the amount the noteholder would receive upon a redemption of the Convertible Note at the Company’s option, such that the Convertible Note could have been redeemed at the Company’s option by paying the greater of (i) the aggregate amounts then outstanding pursuant to the Convertible Note (rather than 120% of such amounts) and (ii) the product of (x) the number of shares issuable upon a conversion of the Convertible Note (with respect to the amount being redeemed at the time) multiplied by (y) the greatest closing sale price of the Company’s common shares on any trading day between the date immediately preceding the first such redemption at the Company’s option and the trading day immediately prior to the final Company payment under the Convertible Note. The foregoing was subject to the Company’s redemption of all or part of the Convertible Note in cash with an amount equal to the lesser of (a) the aggregate amounts then outstanding pursuant to the Convertible Note and (b) 25% of the net proceeds of any public offering of its securities that close before August 31, 2020.

On June 25, 2020, the Company repaid the total outstanding principal and interest of the Convertible Note amounting to $2,528. The Company recognized a loss on this derivative financial instrument amounting to $1,343, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive loss.

The contractual annual loan principal payments per lender to be made subsequent to December 31, 2020, were as follows:

December 31,	EnTrust
2021	5,970
2022	31,030
2023 and thereafter	-
Total	37,000

The contractual annual loan principal payments per lender to be made subsequent to December 31, 2019, were as follows:

				(c)
December 31,	(a) EnTrust	(b) Firment		Convertible Note		Total
2020	-	800	*	3,309	*	4,109
2021	5,970	-		-		5,970
2022 and thereafter	31,030	-		-		31,030
Total	37,000	800		3,309		41,109

* This table represents the maturities before the waivers/extensions acquired within the first quarter of 2020.

The weighted average interest rate for the years ended December 31, 2020 and 2019, was 9.44% and 8.66%, respectively.